Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

Note 18. Leases

The Group has historically entered into a number of lease arrangements under which it is the lessee. As of June 30, 2026, the SEALSQ Group holds six operating leases which relate to premises.

We do not sublease. All our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

As of June 30, 2026, the Group holds five finance leases relating to IT equipment. During the six months ended June 30, 2026, the Group completed one sale and leaseback transaction relating to IT equipment. The transaction met the criteria for a sale under ASC 606, and, accordingly, the Group derecognized the assets sold and recognized a right-of-use asset and lease liability in accordance with ASC 842. The leaseback arrangements are classified as finance leases.

During the six months ended June 30, 2026 and 2025, we recognized rent expenses associated with our leases as follows:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Finance lease cost:
Amortization of right-of-use assets	37	-
Interest on lease liabilities	2	-

Operating lease cost:
Fixed rent expense	415	178
Variable lease cost	70	-
Short-term lease cost	-	-
Net lease cost	524	178
Lease cost - Cost of sales		-
Lease cost - General & administrative expenses	524	178
Net lease cost	524	178

In the six months ended June 30, 2026 and 2025, we had the following cash and non-cash activities associated with our leases:

	Unaudited 6 months ended June 30,
USD’000	2026 (unaudited)	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	415	178
Financing cash flows from finance leases	39	-
Non-cash investing and financing activities:
Net lease cost	524	178
Additions to ROU assets obtained from:
New operating lease liabilities	-	70
New finance lease liabilities	39	-

The following table provides the details of right-of-use assets and lease liabilities as of June 30, 2026, and as of December 31, 2025:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Right-of-use assets:
Operating leases	5,874	6,113
Finance leases	87	126
Total right-of-use assets	5,961	6,239
Lease liabilities:
Operating leases	5,799	6,191
Finance leases	90	129
Total lease liabilities	5,889	6,320

As of June 30, 2026, future minimum annual lease payments were as follows.

Year (USD’000)	Operating	Finance	Total
2026	451	28	479
2027	873	52	925
2028	853	36	889
2029	853	9	862
2030 and beyond	3,586	10	3,596
Total future minimum operating and finance lease payments	6,616	135	6,751
Less effects of discounting	(817)	(45)	(862)
Lease liabilities recognized	5,799	90	5,889

As of June 30, 2026 the weighted-average remaining lease term was 7.50 years for operating leases and 2.90 years for finance leases.

As leases do not provide an implicit rate, we calculated an estimate rate based upon the estimated incremental borrowing rate of the Group. The weighted average discount rate associated with operating lease as of June 30, 2026 was 3.71%. The weighted average discount rate associated with finance lease as of June 30, 2026 was 2.92%.